SUBSEQUENT EVENTS (Details Narrative) (USD $)	0 Months Ended				1 Months Ended			6 Months Ended		8 Months Ended	12 Months Ended	20 Months Ended	26 Months Ended	0 Months Ended								1 Months Ended	6 Months Ended	0 Months Ended						6 Months Ended	0 Months Ended		6 Months Ended	0 Months Ended
	Aug. 14, 2013	Jul. 29, 2013 Integer	Jul. 25, 2013	May 31, 2013	Jun. 30, 2013	Apr. 30, 2013	Jan. 31, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2012	Jun. 30, 2013	Aug. 14, 2013 Post Stock Split	Jul. 29, 2013 Post Stock Split	Jun. 28, 2013 Post Stock Split	Jun. 11, 2013 Post Stock Split	May 31, 2013 Post Stock Split	May 22, 2013 Post Stock Split	Apr. 22, 2013 Post Stock Split	Apr. 17, 2013 Post Stock Split	Apr. 30, 2013 Post Stock Split	Jun. 30, 2013 Post Stock Split	Aug. 14, 2013 Pre Stock Split	Jul. 29, 2013 Pre Stock Split	Jun. 28, 2013 Pre Stock Split	Jun. 11, 2013 Pre Stock Split	Apr. 22, 2013 Pre Stock Split	Apr. 17, 2013 Pre Stock Split	Jun. 30, 2013 Pre Stock Split	Jun. 19, 2013 Stock Options	Jun. 11, 2013 Stock Options	Jun. 30, 2013 Stock Options	Jun. 19, 2013 Stock Options Post Stock Split	Jun. 11, 2013 Stock Options Post Stock Split	Jun. 19, 2013 Stock Options Pre Stock Split	Jun. 11, 2013 Stock Options Pre Stock Split	Jul. 25, 2013 Consultants Stock Options
Options Granted																							407,692							5,300,000			423,077	23,077	176,923	300,000	2,300,000	67,307
Award term																															5 years	5 years						5 years
Vesting terms of options granted																															vest as follows: 33% the first anniversary hereof; 33% on the second anniversary and 34% on the third anniversary							vest as follows: 33% the first anniversary hereof; 33% on the second anniversary and 34% on the third anniversary
Shares issued for services		1,923	4,380		11,538											67,308			23,077		30,769					875,000			400,000
Grant date fair value (per share)		$ 7.00	$ 6.85		$ 5.03											$ 4.55	$ 5.27		$ 5.85	$ 4.94							$ 0.41	$ 0.38
Value of shares issued for services			$ 30,000		$ (58,000)			$ (564,250)	$ (75,000)		$ (198,287)	$ (198,287)	$ (762,537)
Ownership units sold														153,846										2,000,000
Gross proceeds from sale of ownership units	800,000			5,200,000		25,000
Price of ownership unit sold														$ 5.20	$ 5.20									$ 0.40	$ 0.40
Shares in each ownership unit sold	1	1				2
Warrants in each ownership unit sold	3	3				1
Shares sold in ownership units							10,029,965							153,846	5,696			999,998				4,808
Warrants sold in ownership units														76,923	2,848			499,999				2,404
Warrant Exercise Price														$ 6.50	$ 6.50									$ 0.50	$ 0.50
Ownership units converted from legal fees, legal fees		$ 29,620
Ownership units converted from legal fees, ownership units		5,696